Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.62%
Communication services: 10.79%
Interactive media & services: 8.90%
Alphabet Incorporated Class C †	46,920	$ 117,596,534
Facebook Incorporated Class A †	202,656	70,465,518
		188,062,052
Wireless telecommunication services: 1.89%
T-Mobile US Incorporated †	275,727	39,933,541
Consumer discretionary: 11.39%
Automobiles: 1.80%
General Motors Company †	644,821	38,154,059
Internet & direct marketing retail: 4.82%
Amazon.com Incorporated †	22,362	76,928,858
Farfetch Limited Class A †	492,976	24,826,271
		101,755,129
Multiline retail: 1.65%
Dollar General Corporation	161,115	34,863,675
Specialty retail: 3.12%
Burlington Stores Incorporated †	102,074	32,866,807
Ulta Beauty Incorporated †	95,506	33,023,110
		65,889,917
Consumer staples: 2.46%
Food & staples retailing: 1.39%
Sysco Corporation	375,990	29,233,223
Household products: 1.07%
Church & Dwight Company Incorporated	265,810	22,652,328
Financials: 7.42%
Capital markets: 4.89%
CME Group Incorporated	63,355	13,474,341
Intercontinental Exchange Incorporated	259,682	30,824,253
S&P Global Incorporated	88,543	36,342,474
The Charles Schwab Corporation	310,386	22,599,205
		103,240,273
Insurance: 2.53%
Chubb Limited	127,245	20,224,320
Marsh & McLennan Companies Incorporated	236,293	33,241,699
		53,466,019
Health care: 13.75%
Health care equipment & supplies: 6.23%
Align Technology Incorporated †	53,466	32,667,726
Boston Scientific Corporation †	765,015	32,712,041
See accompanying notes to portfolio of investments

Wells Fargo Opportunity Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
LivaNova plc †	420,602	$ 35,376,834
Medtronic plc	248,807	30,884,413
		131,641,014
Health care providers & services: 1.94%
UnitedHealth Group Incorporated	102,430	41,017,069
Health care technology: 0.48%
Schrodinger Incorporated †	132,408	10,011,369
Life sciences tools & services: 4.62%
Agilent Technologies Incorporated	200,693	29,664,429
Bio-Rad Laboratories Incorporated Class A †	49,159	31,672,652
Thermo Fisher Scientific Incorporated	71,981	36,312,255
		97,649,336
Pharmaceuticals: 0.48%
Viatris Incorporated	709,416	10,137,555
Industrials: 17.24%
Aerospace & defense: 3.04%
MTU Aero Engines AG	97,172	24,069,816
Teledyne Technologies Incorporated †	95,689	40,077,424
		64,147,240
Commercial services & supplies: 1.69%
Republic Services Incorporated	324,783	35,729,378
Industrial conglomerates: 2.32%
Carlisle Companies Incorporated	255,656	48,927,445
Machinery: 6.56%
Fortive Corporation	542,273	37,818,119
Ingersoll Rand Incorporated †	531,360	25,935,682
Otis Worldwide Corporation	362,306	29,625,762
Rexnord Corporation	500,193	25,029,658
SPX Corporation †	328,019	20,035,401
		138,444,622
Professional services: 1.41%
Dun & Bradstreet Holdings Incorporated †	1,395,787	29,827,968
Trading companies & distributors: 2.22%
Air Lease Corporation	577,605	24,109,233
United Rentals Incorporated †	71,574	22,832,822
		46,942,055
Information technology: 25.74%
Electronic equipment, instruments & components: 1.64%
Amphenol Corporation Class A	507,682	34,730,526
IT services: 5.68%
Fidelity National Information Services Incorporated	226,118	32,034,137
See accompanying notes to portfolio of investments

2  |  Wells Fargo Opportunity Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
IT services (continued)
Genpact Limited	733,320	$ 33,314,728
MasterCard Incorporated Class A	149,549	54,598,844
		119,947,709
Semiconductors & semiconductor equipment: 5.00%
Marvell Technology Incorporated	806,326	47,032,996
Texas Instruments Incorporated	304,239	58,505,160
		105,538,156
Software: 9.54%
Fair Isaac Corporation †	61,402	30,865,557
Palo Alto Networks Incorporated †	97,880	36,318,374
Salesforce.com Incorporated †	272,282	66,510,324
ServiceNow Incorporated †	55,156	30,310,980
Workday Incorporated Class A †	156,850	37,446,369
		201,451,604
Technology hardware, storage & peripherals: 3.88%
Apple Incorporated	597,849	81,881,399
Materials: 2.46%
Chemicals: 1.66%
Ashland Global Holdings Incorporated	226,428	19,812,450
The Sherwin-Williams Company	56,159	15,300,520
		35,112,970
Metals & mining: 0.80%
Steel Dynamics Incorporated	283,656	16,905,898
Real estate: 7.37%
Equity REITs: 7.37%
American Tower Corporation	142,699	38,548,708
Equinix Incorporated	51,846	41,611,600
Sun Communities Incorporated	225,292	38,615,049
VICI Properties Incorporated	1,191,428	36,958,097
		155,733,454
Total Common stocks (Cost $1,097,579,308)		2,083,026,983

		Yield
Short-term investments: 1.40%
Investment companies: 1.40%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	29,501,824	29,501,824
Total Short-term investments (Cost $29,501,824)				29,501,824
Total investments in securities (Cost $1,127,081,132)	100.02%			2,112,528,807
Other assets and liabilities, net	(0.02)			(428,290)
Total net assets	100.00%			$2,112,100,517

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Wells Fargo Opportunity Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$22,715,468	$230,320,533	$(223,534,177)	$0	$0	$29,501,824	1.40%	29,501,824	$5,756
See accompanying notes to portfolio of investments

4  |  Wells Fargo Opportunity Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

Wells Fargo Opportunity Fund  |  5

Notes to portfolio of investments—June 30, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$227,995,593	$0	$0	$227,995,593
Consumer discretionary	240,662,780	0	0	240,662,780
Consumer staples	51,885,551	0	0	51,885,551
Financials	156,706,292	0	0	156,706,292
Health care	290,456,343	0	0	290,456,343
Industrials	364,018,708	0	0	364,018,708
Information technology	543,549,394	0	0	543,549,394
Materials	52,018,868	0	0	52,018,868
Real estate	155,733,454	0	0	155,733,454
Short-term investments
Investment companies	29,501,824	0	0	29,501,824
Total assets	$2,112,528,807	$0	$0	$2,112,528,807
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Opportunity Fund